Inventory (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Inventory [Abstract]
Raw material and spare parts	$ 1,003,000	$ 724,000
Work-in-progress	1,535,000	23,000
Total inventory	$ 2,538,000	$ 747,000	$ 53,000